Accounting policies - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 140,659		€ 124,178	€ 146,991
Financial liabilities, at fair value	127,991		153,600	136,835
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,473	€ 3,546	1,363	1,349	€ 2,481
Financial liabilities, at fair value	442	196	196	86	324
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	289	182	182	69	302
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	289	182	182	69	302
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	111	100	100	1	1
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	9	9
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26	19	19	21	194
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	143	41	41	46	107
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2	13	13	1
Financial liabilities held for trading | Credit risk derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value				1
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6	7	7	9	11
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6	7	7	9	11
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	147	7	7	8	11
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21	18	18	27	18
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21	18	18	27	18
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,403	1,365
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	460	465
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481	518
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	462	382
Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	738	437	437	341	950
Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	153	32	32	40	43
Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	585	405	405	301	907
Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	185	189	189	55	54
Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	5	5	2
Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	149	162	162	173	619
Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	198	5	5	26	120
Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	51	44	44	45	114
Financial assets held for trading, category | Credit risk derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	876		282	325	514
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	201
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	560		72	74	81
Financial assets designated at fair value through profit or loss, category | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	115		199	237	283
Financial assets designated at fair value through profit or loss, category | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			11	14	150
Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,435	€ 1,726
Financial assets available for sale, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			626	656	€ 999
Financial assets available for sale, category | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			1,211	1,349
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	70,343		107,624	108,765
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53,950		85,614	87,790
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	289		182	69
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Deposits - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			282	1,351
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Deposits - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			292	44
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Deposits - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			28,179	9,996
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53,950		56,860	73,481
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	289		182	69
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	43,489		45,041	57,103
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	111		100	1
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	610		497	413
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7		9
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,411		5,402	6,485
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26		19	21
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,233		1,527	1,672
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	143		41	46
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7		1	1,443
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			1	2,918
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,200		4,392	6,365
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2		13	1
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,363		8,044	8,156
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,352		8,029	8,138
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6		7	9
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,868		7,573	6,676
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6		7	9
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	158		287	10
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	326		169	1,452
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	68,058		59,616	40,263
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	66,924		58,840	40,255
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	147		7	8
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,607		8,537	10,377
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,586		8,519	10,134
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21		18	27
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,704		7,896	9,737
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21		18	27
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20		13	13
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	862		610	384
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,730
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,492
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,403
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,422
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	460
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,085
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	985
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	462
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	92,879		125,458	148,187
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	55,033		66,806	83,587
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	738		437	341
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			1,696	3,220
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	205		8,815	9,504
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	314		335	798
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	153		32	40
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54,514		55,960	70,065
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	585		405	301
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44,423		44,766	53,499
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	185		189	55
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	617		463	524
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2		5	2
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,778		4,747	5,349
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	149		162	173
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			2	1,447
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,118		1,257	1,725
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	198		5	26
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,578		4,725	7,521
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	51		44	45
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	57,460		34,782	31,609
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	53,482		30,677	28,064
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	876		282	325
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,897		9,889	10,069
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	201
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21,355		20,403	17,521
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	560		72	74
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,226
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4		385	474
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	115		210	251
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	121,091
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	16,066
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,435
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	912
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	689
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14,699
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	165
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	455
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	581
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			18,176	25,206
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			626	656
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			18,176	25,206
Financial Assets And Liabilities Category [Member] | Financial assets available for sale, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			626	656
Liabilities Under Insurance Contracts [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	765		1,117	652
Liabilities Under Insurance Contracts [Member] | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 765		€ 1,117	€ 652